SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of credit risk (Details)	6 Months Ended
	Jun. 30, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Concentration of risks
Cash and cash equivalents	$ 95,673,787	$ 109,934,257
Concentration of credit risk | Cash and cash equivalents | Mainland of China
Concentration of risks
Cash and cash equivalents	6,662,939	6,538,253
Concentration of credit risk | Cash and cash equivalents | Outside the mainland of China
Concentration of risks
Cash and cash equivalents	$ 89,010,848	$ 103,396,004
Concentration of suppliers | Research and development services purchased | One supplier
Concentration of risks
Number of major supplier | item	1
Concentration risk percentage	15.00%
Concentration of suppliers | Research and development services purchased | No supplier
Concentration of risks
Number of major supplier | item	0
Concentration risk percentage	10.00%